Segmented information (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Americas including United States [Member]
Concentration Risk, Percentage	40.00%	42.00%	38.00%
Asia including China [Member]
Concentration Risk, Percentage	12.00%	11.00%	9.00%
Other including Italy [Member]
Concentration Risk, Percentage	48.00%	47.00%	53.00%